Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net income attributable to Arcos Dorados Holdings Inc. available to common shareholders	$ 181,274	$ 140,343	$ 45,486
Weighted-average number of common shares outstanding - Basic (in shares)	210,632,812	210,552,173	210,386,761
Incremental shares from vesting of restricted share units (in shares)	0	74,925	154,802
Weighted-average number of common shares outstanding - Diluted (in shares)	210,632,812	210,627,098	210,541,563
Basic net income (loss) per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.86	$ 0.67	$ 0.22
Diluted net income (loss) per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.86	$ 0.67	$ 0.22